Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Warrants [Abstract]
Summary of range of inputs used for the Black Scholes option pricing model valuations

Issuance Date	Expected Term at Issuance Date	Risk Free Interest Rate at Date of Issuance	Volatility at Date of Issuance	Stock Price at Date of Issuance
4/27/2018	5.00	2.80%	65.95%	$6.90

Remaining Expected Term at June 30, 2018 (Years)	Risk Free Interest Rate at June 30, 2018	Volatility at June 30, 2018	Stock Price at June 30, 2018
0.04 - 4.8	2.49%	70.35%	$9.00

Issuance Date	Expected Term at Issuance Date	Risk Free Interest Rate at Date of Issuance	Volatility at Date of Issuance	Stock Price at Date of Issuance
8/20/2014	5.00	1.50%	96.00%	$18.90
2/13/2015	5.00	1.28%	100.00%	$10.20
5/22/2015	5.00	1.28%	107.58%	$8.70
10/15/2015	5.00	1.71%	58.48%	$6.60
10/26/2015	5.00	1.71%	60.47%	$6.30
12/21/2015	5.00	1.75%	58.48%	$6.30
12/28/2015	5.00	1.75%	58.48%	$4.80
1/15/2016	5.00	1.76%	58.48%	$5.10
5/3/2016	5.00	1.25%	51.15%	$6.30
6/13/2016	5.00	1.14%	51.12%	$5.10
6/29/2016	5.00	1.01%	48.84%	$5.10
8/17/2016	5.00	1.15%	51.55%	$4.50
11/4/2016	5.00	1.66%	47.48%	$4.80
12/12/2016	5.00	1.90%	48.54%	$5.70
8/19/2017	5.00	1.81%	64.71%	$10.50
11/13/2017	5.00	2.08%	66.24%	$8.70

Remaining Expected Term at December 31, 2017	Risk Free Interest Rate at December 31, 2017	Volatility at December 31, 2017	Stock Price at December 31, 2017
1.64 - 4.87	1.83%	72.34%	$9.60

Summary of outstanding debt and equity warrants

	Warrants (Equity)			Warrants (Liability)
	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance January 1, 2018	1,100,150	14.10	3.55	216,255	10.51	1.64
Warrants issued with revolver loan	205,520	7.79	4.74	-	-	-
Warrants expired	17,756	326.09	-	-	-	-
Balance June 30, 2018	1,287,914	8.69	3.37	216,255	10.51	1.14

	Warrants (Equity)			Warrants (Liability)
	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2016	431,264	1.88	3.90	216,255	10.51	3.64
Warrants issued to financial advisors	16,669	8.40	4.46	-	-	-
Warrants issued with promissory notes	59,525	8.40	4.37	-	-	-
Warrants issued with term loan	247,495	8.40	4.70	-	-	-
Warrants expired	(37,212)	49.82	-	-	-	-
Balance, December 31, 2016	717,741	17.08	3.79	216,255	10.51	2.64
Warrants issued with term loan	392,158	8.40	4.75	-	-	-
Warrants expired	(9,749)	1,400.31	-	-	-	-
Balance December 31, 2017	1,100,150	13.99	3.55	216,255	10.51	1.64